Related party transactions (Tables)	6 Months Ended
Mar. 31, 2025
Related party transactions
Schedule of relationship and the nature of related party transactions
Name of related party	Relationship to the Company	Nature of transactions
Zhejiang Yili Yuncang Technology Group Co., Ltd	10% equity interest owned by the Company	Payment of expenses by the Company.
Yefang Zhang	Chief Executive Officer of the Company	Payment of expenses for the Company.
Zhang Bin	Zhang Bin serves as the supervisor of Farmmi Food.	Sales from the Company.

Lu Zhimin	Chief Financial Officer of the Company	Payment of expenses by the Company.
Wu Zhenwei	Wu Zhenwei serves as the executive director and general manager of Farmmi E-Commerce, Zhejiang Suyuan Agricultural, and Farmmi Biotech.	Imprest from the Company

Schedule of due from related parties
		As of	As of
		March 31,	September 30,
		2025	2024
Due from related parties	Name of related parties	(unaudited)
Other receivables	Dehong Zhang	-	$202,547
Other receivables	Zhejiang Yili Yuncang Holding Group Co., Ltd	$96,165	99,441
Other receivables	FarmNet	-	4,100
Other receivables	Epakia Canada Inc	-	2,996
Trade receivables	Forasen Group Co., Ltd	-	2,094
Trade receivables	Zhang Bin	-	1,184
Other receivables	Lu Zhimin	827	-
Other receivables	Wu Zhenwei	689	-
Total		$97,681	$312,362

Schedule of due to related parties
		As of	As of
		March 31,	September 30,
		2025	2024
Due to related parties	Name of related parties	(unaudited)
Other payable	Yefang Zhang	$241,773	$356,975
Other payable	Zhejiang Tantech Bamboo Technology Co., Ltd.	-	144,525
Total		$241,773	$501,500